AB All China Equity Portfolio

Portfolio of Investments

February 28, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.7%
Consumer Discretionary – 30.3%
Automobiles – 2.2%
Chongqing Changan Automobile Co., Ltd. - Class A	529,975	$1,021,461
Great Wall Motor Co., Ltd. - Class H	1,210,000	1,605,742

		2,627,203

Hotels, Restaurants & Leisure – 4.5%
H World Group Ltd.	334,600	1,590,787
Jiumaojiu International Holdings Ltd.(a)	1,111,000	2,684,628
Tongcheng Travel Holdings Ltd.(b)	587,600	1,166,373

		5,441,788

Household Durables – 2.3%
Gree Electric Appliances, Inc. of Zhuhai - Class A	375,900	1,918,544
Midea Group Co., Ltd. - Class A	32,200	242,718
TCL Technology Group Corp. - Class A	1,025,500	654,376

		2,815,638

Internet & Direct Marketing Retail – 12.9%
Alibaba Group Holding Ltd.(b)	507,160	5,574,421
JD.com, Inc. (ADR)	9,710	431,512
JD.com, Inc. - Class A	76,502	1,700,634
Meituan - Class B(a) (b)	103,805	1,801,529
PDD Holdings, Inc. (ADR)(b)	35,000	3,070,550
Trip.com Group Ltd.(b)	83,350	2,962,234

		15,540,880

Specialty Retail – 3.4%
China Tourism Group Duty Free Corp., Ltd. - Class A	34,127	970,729
Topsports International Holdings Ltd.(a)	3,633,000	3,177,664

		4,148,393

Textiles, Apparel & Luxury Goods – 5.0%
Bosideng International Holdings Ltd.	1,696,000	940,809
Li Ning Co., Ltd.	244,000	2,081,980
Samsonite International SA(a) (b)	1,086,900	3,050,305

		6,073,094

		36,646,996

Financials – 14.0%
Banks – 6.0%
China Construction Bank Corp. - Class H	4,393,000	2,685,343
China Merchants Bank Co., Ltd. - Class H	618,000	3,353,578
Ping An Bank Co., Ltd. - Class A	623,600	1,234,430

		7,273,351

Capital Markets – 4.3%
CITIC Securities Co., Ltd. - Class A	504,710	1,499,330
GF Securities Co., Ltd. - Class H	856,000	1,215,359
Guotai Junan Securities Co., Ltd.(a)	1,570,520	1,861,372
Hithink RoyalFlush Information Network Co., Ltd. - Class A(b)	35,900	610,494

		5,186,555

Company	Shares	U.S. $ Value

Insurance – 3.7%
China Life Insurance Co., Ltd. - Class H	1,145,000	$1,942,277
Ping An Insurance Group Co., of China Ltd. - Class A	360,893	2,504,752

		4,447,029

		16,906,935

Communication Services – 12.0%
Entertainment – 3.2%
37 Interactive Entertainment Network Technology Group Co., Ltd - Class A	358,100	1,129,776
G-bits Network Technology Xiamen Co., Ltd. - Class A	17,900	909,801
NetEase, Inc.	115,900	1,801,139

		3,840,716

Interactive Media & Services – 8.8%
Tencent Holdings Ltd.	242,250	10,641,657

		14,482,373

Consumer Staples – 11.9%
Beverages – 11.9%
China Resources Beer Holdings Co., Ltd.	304,000	2,249,015
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. - Class A	40,900	998,701
Kweichow Moutai Co., Ltd. - Class A	18,763	4,901,330
Luzhou Laojiao Co., Ltd. - Class A	48,491	1,741,101
Tsingtao Brewery Co., Ltd. - Class H	248,000	2,447,706
Wuliangye Yibin Co., Ltd. - Class A	72,500	2,127,559

		14,465,412

Industrials – 8.3%
Construction & Engineering – 1.3%
China State Construction Engineering Corp., Ltd. - Class A	1,866,400	1,509,802

Electrical Equipment – 4.9%
Contemporary Amperex Technology Co., Ltd. - Class A	33,749	1,955,365
Ming Yang Smart Energy Group Ltd. - Class A	322,200	1,176,889
NARI Technology Co., Ltd. - Class A	394,996	1,492,253
Sungrow Power Supply Co., Ltd. - Class A	74,300	1,275,666

		5,900,173

Machinery – 1.4%
Weichai Power Co., Ltd. - Class H	1,172,000	1,739,536

Road & Rail – 0.7%
Daqin Railway Co., Ltd. - Class A	865,537	845,502

		9,995,013

Company	Shares	U.S. $ Value

Health Care – 7.3%
Health Care Equipment & Supplies – 1.8%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	48,800	$2,201,648

Health Care Providers & Services – 1.4%
Aier Eye Hospital Group Co., Ltd. - Class A	137,296	616,390
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	598,800	1,055,976

		1,672,366

Life Sciences Tools & Services – 1.5%
WuXi AppTec Co., Ltd. Class H(a)	169,500	1,808,387

Pharmaceuticals – 2.6%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. - Class A	181,300	1,327,996
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	431,500	1,791,051

		3,119,047

		8,801,448

Utilities – 4.6%
Gas Utilities – 3.0%
China Resources Gas Group Ltd.	232,000	978,964
ENN Energy Holdings Ltd.	41,600	592,207
Kunlun Energy Co., Ltd.	2,548,000	2,041,571

		3,612,742

Independent Power and Renewable Electricity Producers – 1.6%
China Datang Corp. Renewable Power Co., Ltd. - Class H	3,505,000	1,220,333
China Longyuan Power Group Corp., Ltd. - Class H	583,000	715,157

		1,935,490

		5,548,232

Materials – 3.8%
Metals & Mining – 3.8%
Aluminum Corp. of China Ltd. - Class H	1,812,000	925,267
Shandong Nanshan Aluminum Co., Ltd. - Class A	2,417,600	1,255,800
Zijin Mining Group Co., Ltd. - Class A	1,513,450	2,486,945

		4,668,012

Energy – 3.4%
Energy Equipment & Services – 1.4%
China Oilfield Services Ltd. - Class H	1,596,000	1,703,081

Oil, Gas & Consumable Fuels – 2.0%
China Petroleum & Chemical Corp. - Class H	1,926,000	982,601
PetroChina Co., Ltd. - Class H	2,902,000	1,480,421

		2,463,022

		4,166,103

Company	Shares	U.S. $ Value

Information Technology – 3.1%
Electronic Equipment, Instruments & Components – 2.1%
BOE Technology Group Co., Ltd. - Class A	4,200,000	$2,516,873

Semiconductors & Semiconductor Equipment – 1.0%
Will Semiconductor Co., Ltd. Shanghai Class A	98,500	1,217,894

		3,734,767

Total Common Stocks (cost $121,289,139)		119,415,291

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.40%(c) (d) (e) (cost $769,144)	769,144	769,144

Total Investments – 99.3% (cost $122,058,283)(f)		120,184,435
Other assets less liabilities – 0.7%		882,430

Net Assets – 100.0%		$121,066,865

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2023, the aggregate market value of these securities amounted to $14,383,885 or 11.9% of net assets.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of February 28, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,100,506 and gross unrealized depreciation of investments was $(11,974,354), resulting in net unrealized depreciation of $(1,873,848).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

COUNTRY BREAKDOWN1

February 28, 2023 (unaudited)

96.8%	China
2.6%	United States
0.6%	Short-Term Investments

100.0%	Total Investments

[1]	The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB All China Equity Portfolio

February 28, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2023:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Consumer Discretionary	$3,502,062	$33,144,934		$-0-	$36,646,996
Financials	-0-	16,906,935		-0-	16,906,935
Communication Services	-0-	14,482,373		-0-	14,482,373
Consumer Staples	-0-	14,465,412		-0-	14,465,412
Industrials	-0-	9,995,013		-0-	9,995,013
Health Care	-0-	8,801,448		-0-	8,801,448
Utilities	-0-	5,548,232		-0-	5,548,232
Materials	-0-	4,668,012		-0-	4,668,012
Energy	-0-	4,166,103		-0-	4,166,103
Information Technology	-0-	3,734,767		-0-	3,734,767
Short-Term Investments:
Investment Companies	769,144	-0-		-0-	769,144

Total Investments in Securities	4,271,206	115,913,229	†	-0-	120,184,435
Other Financial Instruments*	-0-	-0-		-0-	-0-

Total	$4,271,206	$115,913,229		$-0-	$120,184,435

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

†

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2023 is as follows:

Fund	Market Value 11/30/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/23 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,845	$9,811	$13,887	$769	$6
Government Money Market Portfolio*	320	2,032	2,352	-0-	0	**
Total				$769	$6

*	Investments of cash collateral for securities lending transactions.

**	Amount is less than $500.